Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 341,102	$ 118,349
Borrowings from financial institutions	$ 505,348	$ 509,109